DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND LIQUIDITY (Details)					10 Months Ended	12 Months Ended
	Jul. 29, 2022 USD ($) director item	Jul. 13, 2021 USD ($) $ / shares shares	Jul. 09, 2021 USD ($) $ / shares shares	Feb. 26, 2021 item	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Jul. 15, 2021 $ / shares shares
DESCRIPTION OF BUSINESS
Common shares, par value (in dollars per share) | $ / shares						$ 0.00001
Galata Acquisition Corp.
DESCRIPTION OF BUSINESS
Condition for future business combination number of businesses minimum | item				1
Gross proceeds					$ 140,317,771
Payments for investment of cash in trust account					$ 146,625,000
Condition for future business combination use of proceeds percentage						80
Condition for future business combination threshold percentage ownership						50
Condition for future business combination threshold net tangible assets						$ 5,000,001
Redemption limit percentage without prior consent						15
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)						100.00%
Redemption period upon closure						24 months
Redemption of shares calculated based on business days prior to consummation of business combination (in days)						10 days
Maximum allowed dissolution expenses						$ 100,000
cash on hand	$ 50,000,000
Number of board of directors | director	7
Number of individuals nominated by Marti | director	6
Number of individuals nominated by call away | director	1
Number of classes of directors | item	3
Term of directors per each class	3 years
Aggregate principal amount	$ 49,500,000
Minimum cash condition	$ 150,000,000
Percentage of interest payable semi-annually	15.00%
Percentage of interest payable interest payable in cash	10.00%
Percentage of interest payable interest payable in kind	5.00%
Principal amount per share	$ 1,000
Cash						251,865
Working Capital						$ 2,830,289
Galata Acquisition Corp. | Private Placement Warrants
DESCRIPTION OF BUSINESS
Sale of Private Placement Warrants (in shares) | shares			7,250,000
Galata Acquisition Corp. | Initial Public Offering
DESCRIPTION OF BUSINESS
Sale of Units, net of underwriting discounts (in shares) | shares			12,500,000
Gross proceeds			$ 125,000,000
Price per share | $ / shares			$ 10.00
Payments for investment of cash in trust account		$ 146,625,000
Galata Acquisition Corp. | Private Placement | Private Placement Warrants
DESCRIPTION OF BUSINESS
Sale of Private Placement Warrants (in shares) | shares						6,500,000
Price of warrant | $ / shares						$ 1.00
Galata Acquisition Corp. | Over-allotment option
DESCRIPTION OF BUSINESS
Sale of Units, net of underwriting discounts (in shares) | shares		1,875,000
Gross proceeds		$ 18,750,000
Price per share | $ / shares		$ 10.00
Galata Acquisition Corp. | Over-allotment option | Private Placement Warrants
DESCRIPTION OF BUSINESS
Sale of Private Placement Warrants (in shares) | shares							750,000
Price of warrant | $ / shares							$ 1.00
Sponsor | Galata Acquisition Corp. | Private Placement | Private Placement Warrants
DESCRIPTION OF BUSINESS
Price of warrant | $ / shares			$ 1.00